TEMPLETON CAPITAL ACCUMULATION PLANS I
                       500 East Broward Blvd., Suite 2100
                          Ft. Lauderdale, Florida 33394
                                Tel: 954/527-7500

January 2, 2002

Filed Via EDGAR (CIK #0000869312)
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

         RE: Templeton Capital Accumulation Plans I
                 File Nos. 33-37442 and 811-6197

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this is to certify that the form of Prospectus that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 14 to the Registration Statement on Form S-6, which was filed electronically with the Securities and Exchange Commission on December 31, 2001.

Sincerely yours,

TEMPLETON CAPITAL
  ACCUMULATION PLANS I


/s/ROBERT C. ROSSELOT

Robert C. Rosselot
Senior Corporate Counsel